Segmented information (Tables)	9 Months Ended
May 31, 2024
Segmented Information
Schedule of revenue
	Three months ended May 31,		Nine Months Ended May 31,
Revenue	2024	2023	2024	2023
Tanzania	$10,148	$9,317	$27,536	$29,133
Total revenue	$10,148	$9,317	$27,536	$29,133

Schedule of non-current assets

Non-current assets	May 31, 2024	August 31, 2023
Canada	$42	$55
Tanzania	75,797	66,952
Total non-current assets	$75,839	$67,007